TAXES AND CONTRIBUTIONS	12 Months Ended
Dec. 31, 2023
TAXES AND CONTRIBUTIONS
TAXES AND CONTRIBUTIONS

NOTE 14 – TAXES AND CONTRIBUTIONS

	12/31/2023	12/31/2022	12/31/2023	12/31/2022

	Current assets		Current liabilities
IRRF / CSRF - Witholding Taxes	1,172,389	989,112	225,932	489,883
PIS / COFINS - Sales Taxes	20,033	101,677	583,966	538,341
INSS / FGTS - Payroll Contributions	—	—	65,600	150,734
PAES / REFIS - Renegotiated Taxes	—	—	36,586	35,064
VAT	68,691	18,420	45,034	24,453
ISS - Service Tax	—	—	22,185	17,054
Others	13,856	26,704	13,584	16,171
	1,274,969	1,135,913	992,887	1,271,700

	Non-current asset		Non-current liability
PIS /COFINS - Sales Taxes	201,951	192,505	431,797	592,894
IRPJ / CSLL	822,196	152,427	—	—
VAT	106,585	72,621	—	—
PAES / REFIS - Renegotiated Taxes	—	—	142,984	130,822
Others	22,884	21,643	—	—
	1,153,616	439,196	574,781	723,716

14.1 Other tax matters

14.1.1 IFRIC 23 – Uncertainty over Income Tax Treatments

This Interpretation clarifies how to apply the recognition and measurement requirements of IAS 12 when there is uncertainty on the treatment of income tax on profit. The Interpretation requires that Eletrobras: (1) determine if uncertain tax positions are evaluated separately or as a group; and (2) evaluate whether it is probable that the tax authority accepts the use of uncertain tax treatment, or proposal of use by the Company. If so, the entity must determine its tax and accounting position in line with the tax treatment used or to be used in its income tax declarations. If not, the Company must reflect the effect of the uncertainty in the determination of its tax and accounting position.

On the basis of the requirements of Standard IFRIC 23, Eletrobras evaluated the operations of its subsidiaries involving business restructuring and acquisition of ownership of shareholdings in other companies and concluded that its tax and accounting position is in accordance with the tax treatment used.

●	Calculation of IRPJ and CSLL (Furnas)

This concerns the legal proceedings, brought by Furnas against the National Treasury, to discuss the tax bill arising from the notice of violation due to supposed irregularities in the calculation of IRPJ and CSLL, in which the reversion of the actuarial liability was excluded from taxable Profit. As this concerns the actuarial surplus, the value was excluded from the basis of calculation and was offered as tax as it was realized. After the unfavorable administrative decision, Furnas initiated a legal suit to have its right recognized judicially, although by 31 December 2023, no ruling had been passed on the matter. The Federal Union brought a Tax Execution to charge the debt, but the judge suspended its proceeding until the question is definitively analyzed in the suit of Annulment brought by Furnas.

The total value classified in the prognosis of possible loss is R$1,976,858 on 31 December 2023 (R$1,876,516 on 31 December 2022).

●	IRPJ and CSLL tax recovery suit – renewal of concessions (CGT Eletrosul)

This concerns the income tax and social contribution recovery suit on the indemnification received on account of the renewal of the concessions, in accordance with provisional measure 579/2012, converted into Law no. 12,783/2013, about the subsidiary Eletrosul Centrais Eletricas S/A. On July 9, 2020 there was a judgment on the Appeal brought by the company against the unfavorable ruling on the declaratory action. The ruling by Federal Justice, unanimously, dismissed the appeal by the company on the understanding that the (i) tax incidence would not depend on the denomination of the income. Even if there were increased indemnification, tax would be due (for example from loss of profit); (ii) the company and the Union merely signed a contractual renegotiation, to extend the concession.There was no reversion as such, as this would presuppose the extinction of the concession; and (iii) the reversion instituted would essentially be distinct from the disappropriation, as there would be no compulsory transfer of the goods to the State. The Company had its special appeal admitted and awaits judgement in the Superior Court of Justice. Despite the unfavorable judgement, the Treasury cannot make any tax charges, due to the decision in effect, suspending the exigibility of tax credit until the declaratory action is judged finally.

The amount of R$733,906 (R$667,642 on 31 December 2022) is classified as tax contingencies of possible risk and there is no provision recognized in financial statements.

14.1.2 Decision by the Federal Supreme Court (STF) – Tax matter in final judgement

In February 2023, the STF unanimously came to the decision, considered as a definitive decision, on taxes paid continuously losing effect if the Court pronounces otherwise. This is because, in accordance with the legislation and the jurisprudence, a decision, even if definitive, produces its effects as long as the factual and judicial context justifies such. If there is any alteration, the effects of the previous decision may no longer be effective.

The Company has not identified relevant judicial processes related to its taxes paid continuously, therefore Eletrobras and its subsidiaries have not been, until now, impacted by the STF decision.

14.1.3 Tax reform

In December 2023, the final text of the Proposed Amendment to the Constitution no. 45/19 was approved, that alters the form of taxation on goods and services (“Tax Reform” or “Reform”). Considering the lack of regulation of that first stage of the Reform, it is not yet possible to measure the definitive impacts of the new taxes set up on the Company. The principal discussions revolve around the gradual reduction of tax incentives, the adaptation to the new accessory obligations, the impacts on prices of power contracts (economic-financial equilibrium) and the questions relating to the tax burden during and after the transition period.